Non-current liabilities (Details)	12 Months Ended
	Dec. 31, 2017 EUR (€) installment	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Non Current Liabilities [Line Items]
Innovation credit	€ 4,899,000	€ 4,598,000
Accrued interest on innovation credit	1,683,000	1,099,000
Convertible loans	662,000
Total borrowings	7,244,000	5,697,000
Current portion	(1,960,000)
Non Current portion	5,284,000	5,697,000
Research and development expense	€ 31,153,000	€ 31,923,000	€ 23,401,000
Number of installments | installment	3
Convertible Loans [Member]
Non Current Liabilities [Line Items]
Interest-bearing rate of credit	8.00%
Period to convert into variable number of ordinary shares	36 months
Period after which unconverted loans become payable on demand	24 months
Dutch Government Innovation Credit RVO Agency [member]
Non Current Liabilities [Line Items]
Percentage of costs incurred covered by government innovation credit	35.00%
Interest-bearing rate of credit	10.00%
Dutch Government Innovation Credit RVO Agency [member] | Maximum
Non Current Liabilities [Line Items]
Research and development expense	€ 5,000,000